T. ROWE PRICE International Bond Fund
September 30, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.2%
Government Bonds 0.2%
Republic of Albania, 3.50%, 10/9/25 (EUR) (1) 860,000 1,066
Republic of Albania, 3.50%, 6/16/27 (EUR) (1) 720,000 899
Total Albania (Cost
$1,804
)
1,965
ARGENTINA 0.1%
Corporate Bonds 0.1%
MercadoLibre, 3.125%, 1/14/31 (USD)  1,380,000 1,333
Total Argentina (Cost
$1,372
)
1,333
AUSTRALIA 1.5%
Corporate Bonds 0.2%
Transurban Finance, 1.45%, 5/16/29 (EUR)  1,475,000 1,798
1,798
Government Bonds 1.3%
Commonwealth of Australia, 3.00%, 3/21/47  9,951,000 8,104
New South Wales Treasury, 4.00%, 5/20/26  10,514,400 8,672
16,776
Total Australia (Cost
$18,417
)
18,574
AUSTRIA 1.1%
Corporate Bonds 0.2%
Raiffeisen Bank International, VR, 1.50%, 3/12/30 (2) 1,600,000 1,890
1,890
Government Bonds 0.9%
Heta Asset Resolution, 2.375%, 12/13/22  9,700,000 11,616
11,616
Total Austria (Cost
$13,118
)
13,506

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
BELGIUM 0.0%
Corporate Bonds 0.0%
Anheuser-Busch InBev, 2.00%, 1/23/35  290,000 371
Total Belgium (Cost
$289
)
371
BERMUDA 0.5%
Government Bonds 0.5%
Government of Bermuda, 3.717%, 1/25/27 (USD)  1,500,000 1,650
Government of Bermuda, 4.75%, 2/15/29 (USD) (1) 3,840,000 4,468
Total Bermuda (Cost
$5,591
)
6,118
BRAZIL 0.5%
Corporate Bonds 0.1%
Petrobras Global Finance, 5.60%, 1/3/31 (USD)  1,700,000 1,847
1,847
Government Bonds 0.4%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25  26,983,000 4,935
4,935
Total Brazil (Cost
$9,229
)
6,782
CANADA 2.6%
Corporate Bonds 0.3%
Transcanada Trust, Series 17-B, VR, 4.65%, 5/18/77 (2) 4,481,000 3,653
3,653
Government Bonds 2.3%
Government of Canada Real Return Bond, Inflation-Indexed,
4.00%, 12/1/31  25,108,132 28,706
Province of Ontario, 3.50%, 6/2/43  996,000 889
29,595
Total Canada (Cost
$32,725
)
33,248

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CHILE 2.7%
Corporate Bonds 0.2%
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (USD) (1) 2,335,000 2,519
2,519
Government Bonds 2.5%
Bonos de la Tesoreria de la Republica, 4.50%, 3/1/26  5,170,000,000 6,226
Bonos de la Tesoreria de la Republica, 4.70%, 9/1/30 (1) 21,585,000,000 25,146
Bonos de la Tesoreria de la Republica, 5.00%, 10/1/28 (1) 770,000,000 926
32,298
Total Chile (Cost
$42,896
)
34,817
CHINA 12.8%
Corporate Bonds 0.5%
CIFI Holdings Group, 6.55%, 3/28/24 (USD)  1,200,000 1,213
Country Garden Holdings, 5.40%, 5/27/25 (USD)  1,050,000 1,071
Country Garden Holdings, 6.15%, 9/17/25 (USD)  250,000 261
Country Garden Holdings, 8.00%, 1/27/24 (USD)  400,000 416
Shimao Group Holdings, 5.60%, 7/15/26 (USD) (3) 1,750,000 1,737
State Grid Overseas Investment BVI, 1.375%, 5/2/25 (EUR) (1) 2,000,000 2,414
7,112
Government Bonds 12.3%
China Development Bank, 3.07%, 3/10/30  60,000,000 9,117
China Development Bank, 3.30%, 3/3/26  10,000,000 1,569
China Development Bank, 3.39%, 7/10/27  200,000,000 31,396
China Development Bank, 3.43%, 1/14/27  160,000,000 25,156
China Development Bank, 3.50%, 8/13/26  70,000,000 11,043
China Development Bank, 3.65%, 5/21/29  20,000,000 3,172
China Development Bank, 3.70%, 10/20/30  10,000,000 1,594
China Development Bank, 4.04%, 7/6/28  20,000,000 3,238
People's Republic of China, 2.85%, 6/4/27  20,000,000 3,098
People's Republic of China, 3.01%, 5/13/28  38,000,000 5,937
People's Republic of China, 3.02%, 10/22/25  60,000,000 9,405
People's Republic of China, 3.12%, 12/5/26  120,000,000 18,919
People's Republic of China, 3.13%, 11/21/29  70,000,000 10,984
People's Republic of China, 3.25%, 6/6/26  130,000,000 20,600
People's Republic of China, 4.00%, 6/24/69  10,000,000 1,713
156,941
Total China (Cost
$156,927
)
164,053

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
COLOMBIA 0.2%
Corporate Bonds 0.2%
Banco de Bogota, 6.25%, 5/12/26 (USD)  2,150,000 2,344
Total Colombia (Cost
$2,304
)
2,344
CROATIA 0.6%
Government Bonds 0.6%
Republic of Croatia, 1.125%, 6/19/29 (EUR)  3,085,000 3,689
Republic of Croatia, 1.125%, 3/4/33 (EUR)  1,206,000 1,393
Republic of Croatia, 3.875%, 5/30/22 (EUR)  2,645,000 3,149
Total Croatia (Cost
$8,397
)
8,231
CYPRUS 1.9%
Government Bonds 1.9%
Republic of Cyprus, 1.25%, 1/21/40  50,000 60
Republic of Cyprus, 1.50%, 4/16/27  425,000 533
Republic of Cyprus, 2.375%, 9/25/28  7,164,000 9,595
Republic of Cyprus, 2.75%, 2/26/34  547,000 788
Republic of Cyprus, 2.75%, 5/3/49  892,000 1,390
Republic of Cyprus, 3.75%, 7/26/23  1,201,000 1,498
Republic of Cyprus, 3.875%, 5/6/22  1,661,000 1,971
Republic of Cyprus, 4.25%, 11/4/25  4,701,000 6,450
Republic of Cyprus, Zero Coupon, 2/9/26  1,575,000 1,833
Total Cyprus (Cost
$22,478
)
24,118
CZECH REPUBLIC 0.7%
Government Bonds 0.7%
Republic of Czech, 2.40%, 9/17/25  136,320,000 6,323
Republic of Czech, 3.875%, 5/24/22 (EUR)  2,038,000 2,428
Total Czech Republic (Cost
$8,782
)
8,751
DENMARK 0.2%
Corporate Bonds 0.2%
Danske Bank, VR, 1.375%, 2/12/30 (EUR) (2) 2,475,000 2,928
Total Denmark (Cost
$2,760
)
2,928

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
EGYPT 0.4%
Government Bonds 0.4%
Arab Republic of Egypt, 4.75%, 4/11/25 (EUR) (1) 1,845,000 2,181
Arab Republic of Egypt Treasury Bills, 12.998%, 10/12/21  52,850,000 3,360
Total Egypt (Cost
$5,423
)
5,541
FRANCE 2.2%
Corporate Bonds 1.0%
Adevinta, 3.00%, 11/15/27 (1) 145,000 173
Altice France, 5.875%, 2/1/27 (1) 375,000 454
BNP Paribas, 5.75%, 1/24/22 (GBP)  174,000 238
BNP Paribas, VR, 2.125%, 1/23/27 (2) 2,000,000 2,495
BPCE, 1.125%, 1/18/23  1,400,000 1,651
CAB, 3.375%, 2/1/28 (1) 1,690,000 1,973
Capgemini, 1.625%, 4/15/26  600,000 743
Credit Agricole, 1.00%, 9/16/24  2,800,000 3,361
Credit Agricole, 1.875%, 12/20/26  1,100,000 1,379
Orange, 0.875%, 2/3/27  200,000 241
12,708
Government Bonds 1.2%
Republic of France, 1.25%, 5/25/36 (1) 12,332,000 15,949
15,949
Total France (Cost
$27,781
)
28,657
GERMANY 5.7%
Corporate Bonds 1.6%
Allianz, VR, 3.375% (2)(4) 2,300,000 2,884
E.ON, 1.625%, 5/22/29  2,520,000 3,187
Gruenenthal, 3.625%, 11/15/26 (1) 200,000 241
Gruenenthal, 4.125%, 5/15/28 (1) 650,000 791
Hannover Rueck, VR, 1.375%, 6/30/42 (2) 1,200,000 1,394
Hannover Rueck, VR, 1.75%, 10/8/40 (2) 900,000 1,089
Infineon Technologies, 1.125%, 6/24/26  1,000,000 1,210
Infineon Technologies, 1.625%, 6/24/29  1,000,000 1,246
TK Elevator Midco, 4.375%, 7/15/27 (1) 490,000 592
Volkswagen International Finance, 1.875%, 3/30/27  2,100,000 2,634
Volkswagen Leasing, 1.50%, 6/19/26  1,630,000 1,993
Wintershall Dea Finance, 0.452%, 9/25/23  1,500,000 1,753

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Wintershall Dea Finance, 0.84%, 9/25/25  1,000,000 1,181
20,195
Government Bonds 4.1%
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/26  10,843,272 13,994
Deutsche Bundesrepublik, Inflation-Indexed, 0.50%, 4/15/30  26,038,868 37,275
KfW, 4.70%, 6/2/37 (CAD)  924,000 905
52,174
Total Germany (Cost
$72,201
)
72,369
GREECE 0.4%
Corporate Bonds 0.1%
Crystal Almond, 4.25%, 10/15/24  1,050,000 1,244
1,244
Government Bonds 0.3%
Hellenic Republic, 0.75%, 6/18/31 (1) 3,809,000 4,373
4,373
Total Greece (Cost
$5,660
)
5,617
HUNGARY 0.5%
Government Bonds 0.5%
Government of Hungary, 2.25%, 4/20/33  2,306,000,000 6,717
Total Hungary (Cost
$7,259
)
6,717
ICELAND 0.3%
Corporate Bonds 0.1%
Arion Banki, 1.00%, 3/20/23 (EUR)  1,500,000 1,764
1,764
Government Bonds 0.2%
Republic of Iceland, Zero Coupon, 4/15/28 (EUR)  2,249,000 2,568
2,568
Total Iceland (Cost
$4,380
)
4,332
INDIA 0.2%
Corporate Bonds 0.2%
ABJA Investment, 5.45%, 1/24/28 (USD)  1,219,000 1,332

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Adani Ports & Special Economic Zone, 4.20%, 8/4/27 (USD) (1) 1,600,000 1,679
Total India (Cost
$2,817
)
3,011
INDONESIA 1.9%
Corporate Bonds 0.2%
Minejesa Capital, 5.625%, 8/10/37 (USD)  1,800,000 1,904
1,904
Government Bonds 1.7%
Republic of Indonesia, 3.75%, 6/14/28 (EUR)  6,942,000 9,512
Republic of Indonesia, 6.125%, 5/15/28  109,932,000,000 7,846
Republic of Indonesia, 6.50%, 2/15/31  46,266,000,000 3,272
Republic of Indonesia, 8.75%, 5/15/31  18,938,000,000 1,551
22,181
Total Indonesia (Cost
$22,469
)
24,085
IRELAND 2.9%
Corporate Bonds 0.3%
AIB Group, VR, 2.875%, 5/30/31 (2) 1,000,000 1,243
XLIT, VR, 3.25%, 6/29/47 (2) 1,600,000 2,079
3,322
Government Bonds 2.6%
Republic of Ireland, 0.20%, 10/18/30  10,103,000 11,829
Republic of Ireland, 1.35%, 3/18/31  9,028,000 11,715
Republic of Ireland, 1.50%, 5/15/50  752,000 1,003
Republic of Ireland, 2.00%, 2/18/45  983,000 1,451
Republic of Ireland, 5.40%, 3/13/25  5,584,700 7,800
33,798
Total Ireland (Cost
$36,110
)
37,120
ISRAEL 2.2%
Corporate Bonds 0.2%
Leviathan Bond, 5.75%, 6/30/23 (USD) (1) 1,800,000 1,872
Teva Pharmaceutical Finance Netherlands II, 4.50%, 3/1/25
(EUR)  285,000 342
Teva Pharmaceutical Finance Netherlands II, 6.00%, 1/31/25
(EUR)  210,000 263
2,477

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 2.0%
State of Israel, 1.50%, 1/18/27 (EUR)  3,044,000 3,788
State of Israel, 1.75%, 8/31/25  28,725,389 9,366
State of Israel, 5.50%, 1/31/42  25,489,000 12,381
25,535
Total Israel (Cost
$25,277
)
28,012
ITALY 5.0%
Corporate Bonds 0.5%
FCA Bank, 0.50%, 9/13/24  1,000,000 1,173
IMA Industria Macchine Automatiche, 3.75%, 1/15/28 (1) 450,000 525
Infrastrutture Wireless Italiane, 1.625%, 10/21/28  1,300,000 1,532
UniCredit, 2.00%, 3/4/23  1,414,000 1,689
UniCredit, VR, 4.875%, 2/20/29 (2) 1,150,000 1,447
6,366
Government Bonds 4.5%
Italy Buoni Poliennali Del Tesoro, 1.60%, 6/1/26  20,049,000 24,865
Italy Buoni Poliennali Del Tesoro, 2.80%, 3/1/67  7,582,000 10,344
Italy Buoni Poliennali Del Tesoro, Inflation-Indexed, 0.65%,
5/15/26  17,319,596 22,070
57,279
Total Italy (Cost
$61,897
)
63,645
IVORY COAST 0.1%
Government Bonds 0.1%
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR) (1) 675,000 764
Total Ivory Coast (Cost
$794
)
764
JAPAN 14.8%
Corporate Bonds 0.2%
Takeda Pharmaceutical, 2.25%, 11/21/26 (EUR) (1) 2,280,000 2,910
2,910
Government Bonds 14.6%
Government of Japan, 0.60%, 6/20/37  770,000,000 7,239
Government of Japan, 0.70%, 3/20/37  1,681,150,000 16,039
Government of Japan, 1.20%, 12/20/34  1,757,950,000 17,844
Government of Japan, 1.70%, 9/20/44  1,922,250,000 21,674
Government of Japan, 2.20%, 9/20/39  1,346,500,000 15,934

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government of Japan, 2.50%, 9/20/37  3,220,700,000 38,815
Government of Japan, Inflation-Indexed, 0.005%, 3/10/31  2,253,921,354 20,739
Government of Japan, Inflation-Indexed, 0.10%, 3/10/24  1,133,445,600 10,373
Government of Japan, Inflation-Indexed, 0.10%, 9/10/24  1,210,026,600 11,118
Government of Japan, Inflation-Indexed, 0.10%, 3/10/25  1,122,632,300 10,283
Government of Japan, Inflation-Indexed, 0.20%, 3/10/30  501,995,514 4,747
Government of Japan, Treasury Bills, (0.129)%, 11/8/21  1,300,000,000 11,682
186,487
Total Japan (Cost
$190,433
)
189,397
KUWAIT 0.2%
Corporate Bonds 0.2%
Equate Petrochemical, 2.625%, 4/28/28 (USD) (1) 1,985,000 2,001
Total Kuwait (Cost
$1,989
)
2,001
LATVIA 1.3%
Government Bonds 1.3%
Republic of Latvia, 0.375%, 10/7/26 (EUR)  14,133,000 16,914
Total Latvia (Cost
$16,016
)
16,914
LITHUANIA 0.0%
Corporate Bonds 0.0%
PLT VII Finance, 4.625%, 1/5/26 (1) 200,000 239
Total Lithuania (Cost
$226
)
239
LUXEMBOURG 0.3%
Corporate Bonds 0.3%
Altice Financing, 4.25%, 8/15/29 (1) 365,000 414
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29  2,800,000 3,367
Total Luxembourg (Cost
$3,597
)
3,781
MALAYSIA 3.1%
Government Bonds 3.1%
1MDB Global Investments, 4.40%, 3/9/23 (USD)  6,600,000 6,628
Government of Malaysia, 3.844%, 4/15/33  4,000,000 959
Government of Malaysia, 4.065%, 6/15/50  26,491,000 6,104

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government of Malaysia, 4.642%, 11/7/33  21,710,000 5,577
Government of Malaysia, 4.736%, 3/15/46  78,674,000 20,100
Total Malaysia (Cost
$38,589
)
39,368
MEXICO 1.6%
Corporate Bonds 0.5%
America Movil, 5.75%, 6/28/30 (GBP)  930,000 1,623
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD) (2) 1,900,000 2,067
Cemex, 3.875%, 7/11/31 (USD) (3) 2,500,000 2,505
6,195
Government Bonds 1.1%
Petroleos Mexicanos, 5.125%, 3/15/23 (EUR)  6,134,000 7,482
United Mexican States, 8.50%, 5/31/29  136,040,000 7,057
14,539
Total Mexico (Cost
$20,742
)
20,734
MOROCCO 0.1%
Government Bonds 0.1%
Kingdom of Morocco, 1.375%, 3/30/26 (EUR)  1,100,000 1,280
Total Morocco (Cost
$1,334
)
1,280
NETHERLANDS 0.7%
Corporate Bonds 0.7%
LeasePlan, VR, 7.375% (2)(4) 1,500,000 1,944
Nationale-Nederlanden Bank, 0.375%, 2/26/25  1,000,000 1,176
Summer BidCo, 9.00% (9.00% Cash or  9.75% PIK),
11/15/25 (5) 2,149,937 2,553
Titan Holdings II, 5.125%, 7/15/29 (1) 495,000 581
Trivium Packaging Finance, 3.75%, 8/15/26 (1) 175,000 207
United Group, 4.625%, 8/15/28 (1)(3) 650,000 754
Ziggo, 2.875%, 1/15/30 (1) 510,000 596
Ziggo, 2.875%, 1/15/30 (3) 510,000 596
Total Netherlands (Cost
$7,863
)
8,407

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
NORTH MACEDONIA 0.2%
Government Bonds 0.2%
Republic of North Macedonia, 1.625%, 3/10/28 (EUR) (1) 2,600,000 2,948
Total North Macedonia (Cost
$3,090
)
2,948
NORWAY 0.3%
Corporate Bonds 0.3%
DNB Boligkreditt, 1.875%, 11/21/22 (EUR)  3,245,000 3,860
Total Norway (Cost
$3,537
)
3,860
OMAN 0.2%
Corporate Bonds 0.2%
Lamar Funding, 3.958%, 5/7/25 (USD) (3) 1,900,000 1,905
OmGrid Funding, 5.196%, 5/16/27 (USD)  600,000 625
Total Oman (Cost
$2,517
)
2,530
PANAMA 0.1%
Corporate Bonds 0.1%
C&W Senior Financing, 6.875%, 9/15/27 (USD) (1) 1,450,000 1,526
Total Panama (Cost
$1,441
)
1,526
PERU 0.2%
Corporate Bonds 0.2%
Banco de Credito del Peru, VR, 3.125%, 7/1/30 (USD) (2) 2,170,000 2,151
Banco de Credito del Peru, VR, 3.125%, 7/1/30 (USD) (1)(2) 230,000 228
Total Peru (Cost
$2,426
)
2,379
PHILIPPINES 0.1%
Government Bonds 0.1%
Republic of Philippines, 0.25%, 4/28/25 (EUR)  910,000 1,056
Total Philippines (Cost
$1,090
)
1,056

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
POLAND 0.0%
Corporate Bonds 0.0%
InPost, 2.25%, 7/15/27 (EUR) (1) 365,000 428
Total Poland (Cost
$435
)
428
PORTUGAL 0.4%
Corporate Bonds 0.2%
Banco Comercial Portugues, VR, 4.50%, 12/7/27 (2)(3) 1,600,000 1,914
1,914
Government Bonds 0.2%
Republic of Portugal, 4.10%, 2/15/45 (1) 1,470,000 2,792
2,792
Total Portugal (Cost
$4,538
)
4,706
ROMANIA 1.7%
Government Bonds 1.7%
Republic of Romania, 1.375%, 12/2/29 (EUR) (1) 655,000 747
Republic of Romania, 2.00%, 1/28/32 (EUR) (1) 655,000 739
Republic of Romania, 2.00%, 1/28/32 (EUR)  2,764,000 3,119
Republic of Romania, 2.124%, 7/16/31 (EUR)  4,258,000 4,932
Republic of Romania, 2.875%, 10/28/24 (EUR)  305,000 382
Republic of Romania, 2.875%, 5/26/28 (EUR)  3,700,000 4,769
Republic of Romania, 2.875%, 3/11/29 (EUR)  943,000 1,200
Republic of Romania, 3.624%, 5/26/30 (EUR)  4,635,000 6,054
Total Romania (Cost
$20,514
)
21,942
RUSSIA 0.2%
Government Bonds 0.2%
Russian Federation, 8.15%, 2/3/27  168,707,000 2,421
Total Russia (Cost
$2,973
)
2,421

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SAUDI ARABIA 0.1%
Corporate Bonds 0.1%
Dar Al-Arkan Sukuk, 6.75%, 2/15/25 (USD)  1,800,000 1,900
Total Saudi Arabia (Cost
$1,863
)
1,900
SERBIA 1.5%
Corporate Bonds 0.1%
United Group, 4.00%, 11/15/27 (EUR) (1) 675,000 772
772
Government Bonds 1.4%
Republic of Serbia, 1.00%, 9/23/28 (EUR) (1) 5,525,000 6,204
Republic of Serbia, 1.50%, 6/26/29 (EUR) (1) 2,885,000 3,306
Republic of Serbia, 2.05%, 9/23/36 (EUR) (1) 2,750,000 2,994
Republic of Serbia, 4.50%, 8/20/32  520,990,000 5,540
18,044
Total Serbia (Cost
$18,971
)
18,816
SINGAPORE 0.9%
Government Bonds 0.9%
Government of Singapore, 2.875%, 7/1/29  6,830,000 5,565
Government of Singapore, 3.125%, 9/1/22  7,416,000 5,594
Total Singapore (Cost
$11,049
)
11,159
SLOVENIA 1.2%
Government Bonds 1.2%
Republic of Slovenia, 0.275%, 1/14/30  4,792,000 5,643
Republic of Slovenia, 1.50%, 3/25/35 (3) 2,602,000 3,417
Republic of Slovenia, 3.125%, 8/7/45 (3) 1,544,000 2,697
Republic of Slovenia, 5.25%, 2/18/24 (USD)  3,138,000 3,491
Total Slovenia (Cost
$14,521
)
15,248
SOUTH AFRICA 0.9%
Government Bonds 0.9%
Republic of South Africa, 7.00%, 2/28/31  45,936,000 2,568
Republic of South Africa, 8.00%, 1/31/30  44,520,000 2,750

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of South Africa, 10.50%, 12/21/26  82,640,000 6,166
Total South Africa (Cost
$11,828
)
11,484
SPAIN 1.9%
Corporate Bonds 1.1%
Abertis Infraestructuras, 3.00%, 3/27/31  1,300,000 1,755
Banco Bilbao Vizcaya Argentaria, 0.375%, 10/2/24  1,000,000 1,173
Banco Santander, 1.375%, 2/9/22  1,500,000 1,748
CaixaBank, VR, 2.75%, 7/14/28 (2) 2,100,000 2,536
Cellnex Telecom, 1.75%, 10/23/30  1,300,000 1,483
Cirsa Finance International, 4.50%, 3/15/27 (1) 410,000 471
Cirsa Finance International, 6.25%, 12/20/23 (1) 1,180,000 1,386
ContourGlobal Power Holdings, 3.125%, 1/1/28 (1) 966,000 1,135
Inmobiliaria Colonial Socimi, 1.625%, 11/28/25  1,800,000 2,207
Inmobiliaria Colonial Socimi, 2.00%, 4/17/26  700,000 871
14,765
Government Bonds 0.8%
Kingdom of Spain, Zero Coupon, 1/31/25  8,532,000 10,029
10,029
Total Spain (Cost
$24,244
)
24,794
SWEDEN 0.5%
Corporate Bonds 0.5%
Akelius Residential Property, 1.75%, 2/7/25 (EUR)  2,210,000 2,694
Tele2, 0.75%, 3/23/31 (EUR)  310,000 356
Tele2, 1.125%, 5/15/24 (EUR)  960,000 1,143
Verisure Holding, 3.25%, 2/15/27 (EUR) (1) 1,130,000 1,316
Verisure Holding, 3.875%, 7/15/26 (EUR) (1) 260,000 309
Total Sweden (Cost
$5,721
)
5,818
SWITZERLAND 0.1%
Corporate Bonds 0.1%
Aquarius & Investments for Zurich Insurance, VR, 4.25%,
10/2/43 (EUR) (2) 1,069,000 1,341
Total Switzerland (Cost
$1,331
)
1,341

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
THAILAND 0.6%
Corporate Bonds 0.2%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (2) 2,050,000 2,093
2,093
Government Bonds 0.4%
Kingdom of Thailand, 1.60%, 12/17/29  28,830,000 846
Kingdom of Thailand, 3.65%, 6/20/31  139,599,000 4,785
5,631
Total Thailand (Cost
$7,907
)
7,724
UNITED KINGDOM 7.6%
Corporate Bonds 2.3%
Barclays, 1.875%, 12/8/23 (EUR)  2,814,000 3,407
Bellis Acquisition, 3.25%, 2/16/26 (1) 450,000 596
Bellis Finco, 4.00%, 2/16/27 (1) 170,000 224
BP Capital Markets, 1.573%, 2/16/27 (EUR)  1,000,000 1,242
Deuce Finco, 5.50%, 6/15/27 (1) 345,000 472
Eastern Power Networks, 5.75%, 3/8/24  38,000 57
eG Global Finance, 4.375%, 2/7/25 (EUR) (1) 670,000 776
HSBC Bank, 4.75%, 3/24/46  707,000 1,257
HSBC Bank, 6.50%, 7/7/23  12,000 18
HSBC Holdings, 6.50%, 5/20/24  670,000 1,027
InterContinental Hotels Group, 3.875%, 11/28/22  1,729,000 2,405
Legal & General Group, VR, 5.375%, 10/27/45 (2) 1,125,000 1,727
Marks & Spencer, 6.00%, 6/12/25  551,000 829
Nationwide Building Society, VR, 1.50%, 3/8/26 (EUR) (2) 535,000 650
Nationwide Building Society, VR, 2.00%, 7/25/29 (EUR) (2) 950,000 1,153
Next Group, 3.625%, 5/18/28  1,787,000 2,630
Next Group, 4.375%, 10/2/26  540,000 819
Pinnacle Bidco, 5.50%, 2/15/25 (EUR) (1) 495,000 591
Severn Trent Utilities Finance, 6.125%, 2/26/24  104,000 157
Sky, 1.875%, 11/24/23 (EUR)  1,681,000 2,036
Standard Chartered, VR, 2.50%, 9/9/30 (EUR) (2) 2,000,000 2,448
Tesco, 6.125%, 2/24/22  780,000 1,074
Tesco Corporate Treasury Services, 0.875%, 5/29/26 (EUR)  1,000,000 1,190
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 1,095,000 1,507
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  750,000 1,032
29,324
Government Bonds 5.3%
United Kingdom Gilt, 0.625%, 6/7/25  12,896,000 17,477

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
United Kingdom Gilt, 0.625%, 10/22/50  4,124,000 4,560
United Kingdom Gilt, 1.25%, 7/22/27  8,045,000 11,223
United Kingdom Gilt, 4.25%, 12/7/46  7,202,792 15,632
United Kingdom Gilt, 4.75%, 12/7/30  7,900,000 14,237
United Kingdom Gilt, Inflation-Indexed, 0.75%, 3/22/34  2,499,473 5,047
68,176
Total United Kingdom (Cost
$97,013
)
97,500
UNITED STATES 4.6%
Corporate Bonds 4.3%
American Honda Finance, 0.75%, 11/25/26 (GBP)  796,000 1,046
American Honda Finance, 1.95%, 10/18/24 (EUR)  847,000 1,043
American International Group, 5.00%, 4/26/23 (GBP)  250,000 359
Ardagh Metal Packaging Finance USA, 3.00%, 9/1/29 (EUR) (1) 1,130,000 1,311
AT&T, 1.60%, 5/19/28 (EUR)  1,330,000 1,648
AT&T, 2.05%, 5/19/32 (EUR)  550,000 704
Bank of America, VR, 1.379%, 2/7/25 (EUR) (2) 1,414,000 1,695
Becton Dickinson & Company, 3.02%, 5/24/25 (GBP)  1,018,000 1,455
Becton Dickinson Euro Finance, 0.334%, 8/13/28 (EUR)  585,000 671
Becton Dickinson Euro Finance, 1.213%, 2/12/36 (EUR)  408,000 466
Bunge Finance Europe, 1.85%, 6/16/23 (EUR)  2,070,000 2,465
Capital One Financial, 1.65%, 6/12/29 (EUR)  2,100,000 2,572
Constellium, 4.25%, 2/15/26 (EUR)  1,260,000 1,477
Encore Capital Group, 4.25%, 6/1/28 (GBP) (1) 365,000 492
Encore Capital Group, 4.875%, 10/15/25 (EUR) (1) 540,000 655
Encore Capital Group, 5.375%, 2/15/26 (GBP) (1) 910,000 1,289
Fiserv, 0.375%, 7/1/23 (EUR)  270,000 316
Fiserv, 3.00%, 7/1/31 (GBP)  1,800,000 2,622
General Electric, 0.875%, 5/17/25 (EUR)  1,800,000 2,141
General Motors Financial, 0.85%, 2/26/26 (EUR)  2,000,000 2,353
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)  2,204,000 2,725
Goldman Sachs Group, 5.50%, 10/12/21 (GBP)  234,000 316
Honeywell International, 0.75%, 3/10/32 (EUR)  1,095,000 1,281
Medtronic Global Holdings, 0.375%, 10/15/28 (EUR)  554,000 644
Mondelez International Holdings Netherlands, 0.25%, 9/9/29
(EUR) (1) 1,289,000 1,465
Morgan Stanley, 1.375%, 10/27/26 (EUR)  2,269,000 2,790
Netflix, 4.625%, 5/15/29 (EUR)  1,505,000 2,183
Organon, 2.875%, 4/30/28 (EUR) (1) 1,250,000 1,477
Prologis, 2.25%, 6/30/29 (GBP)  1,252,000 1,771
Thermo Fisher Scientific, 0.125%, 3/1/25 (EUR)  1,640,000 1,910
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)  955,000 1,126
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)  156,000 209

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Verizon Communications, 1.30%, 5/18/33 (EUR)  3,185,000 3,818
Walgreens Boots Alliance, 2.125%, 11/20/26 (EUR)  1,420,000 1,778
Westlake Chemical, 1.625%, 7/17/29 (EUR)  3,580,000 4,378
54,651
Municipal Securities 0.3%
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
8.00%, 7/1/35 (6)(7) 4,200,000 3,622
3,622
Total United States (Cost
$54,401
)
58,273
SHORT-TERM INVESTMENTS 6.3%
Money Market Funds 2.4%
T. Rowe Price Government Reserve Fund, 0.05% (8)(9) 31,065,122 31,065
31,065
U.S. Treasury Obligations 3.9%
U.S. Treasury Bills, 0.037%, 12/30/21 (10) 49,931,000 49,926
49,926
Total Short-Term Investments (Cost $80,991) 80,991
SECURITIES LENDING COLLATERAL
0.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.9%
Short-Term Funds 0.9%
T. Rowe Price Short-Term Fund, 0.07% (8)(9) 1,148,587 11,486
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 11,486
Total Securities Lending Collateral (Cost $11,486) 11,486

T. ROWE PRICE International Bond Fund

(Amounts in 000s, except for contracts)
Options Purchased 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
AUD Call / USD Put,
10/20/21 @ $0.76
(USD) (7) 1 45,500 4
Total Options Purchased (Cost $205) 4
Total Investments in Securities 100.0%
(Cost $1,264,038) $ 1,279,464
Other Assets Less Liabilities (0.0)% (375)
Net Assets 100.0% $ 1,279,089
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$114,863 and represents 9.0% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3) All or a portion of this security is on loan at September 30, 2021.
(4) Perpetual security with no stated maturity date.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(7) Non-income producing
(8) Seven-day yield
(9) Affiliated Companies
(10) At September 30, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
6M CZK PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso

T. ROWE PRICE International Bond Fund

.
.
.
.
.
.
.
.
.
.
CZK Czech Koruna
DKK Danish Krone
EUR Euro
GBP British Pound
GO General Obligation
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israel Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PIK Payment-in-kind
PLN Polish Zloty
RON New Romanian Leu
RSD Serbian Dinar
RUB Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE International Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
AUD Put / USD Call,
10/20/21 @ $0.72 (USD) 1 18,200 (127)
Total Options Written (Premiums $(234)) $ (127)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Greece 0.0%
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/22 (USD) 1,450 10 (9) 19
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24 (USD) 3,672 64 (99) 163
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/29 (USD) 1,700 (12) (70) 58
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BB*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/21 (USD) 2,160 5 (11) 16
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BB*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/24 (USD) * 380 6 (13) 19
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BB*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 (USD) 2,800 49 (10) 59
Citibank, Protection Sold (Relevant Credit:
Hellenic Republic, BB*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/25
(USD) 1,356 23 (57) 80
Citibank, Protection Sold (Relevant
Credit: Hellenic Republic, BB*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/25 (USD) 3,365 55 (3) 58
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BB*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 (USD) 833 14 (4) 18

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BB*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/25 (USD) 572 10 (19) 29
Total Greece (295) 519
Total Bilateral Credit Default Swaps, Protection Sold (295) 519
Total Bilateral Swaps (295) 519
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.0%
Greece 0.0%
Protection Sold (Relevant Credit: Hellenic
Republic, BB*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/26 (USD) 1,600 24 17 7
Total Greece 7
Total Centrally Cleared Credit Default Swaps,
Protection Sold 7
Interest Rate Swaps 0.1%
Czech Republic 0.1%
2 Year Interest Rate Swap, Receive Fixed
2.208% Annually, Pay Variable 1.140% (6M
CZK PRIBOR) Semi-Annually, 2/13/22 478,062 362 1 361
2 Year Interest Rate Swap, Receive Fixed
2.220% Annually, Pay Variable 1.130% (6M
CZK PRIBOR) Semi-Annually, 2/12/22 68,694 53 — 53
2 Year Interest Rate Swap, Receive Fixed
2.230% Annually, Pay Variable 1.180% (6M
CZK PRIBOR) Semi-Annually, 2/21/22 457,225 345 — 345
2 Year Interest Rate Swap, Receive Fixed
2.245% Annually, Pay Variable 1.180% (6M
CZK PRIBOR) Semi-Annually, 2/20/22 282,500 215 — 215
10 Year Interest Rate Swap, Pay Fixed
1.244% Annually, Receive Variable 0.880%
(6M CZK PRIBOR) Semi-Annually, 1/29/31 95,500 412 — 412
10 Year Interest Rate Swap, Pay Fixed
1.570% Annually, Receive Variable 1.130%
(6M CZK PRIBOR) Semi-Annually, 2/12/30 9,915 28 — 28

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
1.600% Annually, Receive Variable 1.140%
(6M CZK PRIBOR) Semi-Annually, 2/13/30 63,482 173 1 172
10 Year Interest Rate Swap, Pay Fixed
1.690% Annually, Receive Variable 1.180%
(6M CZK PRIBOR) Semi-Annually, 2/20/30 21,700 51 — 51
10 Year Interest Rate Swap, Pay Fixed
1.693% Annually, Receive Variable 1.180%
(6M CZK PRIBOR) Semi-Annually, 2/21/30 74,899 177 — 177
Total Czech Republic 1,814
Foreign/Europe 0.0%
7 Year Interest Rate Swap, Receive Fixed
(0.057)% Annually, Pay Variable (0.515)%
(6M EURIBOR) Semi-Annually, 5/19/28 7,300 25 1 24
7 Year Interest Rate Swap, Receive Fixed
(0.101)% Annually, Pay Variable (0.509)%
(6M EURIBOR) Semi-Annually, 6/1/28 5,200 (4) — (4)
7 Year Interest Rate Swap, Receive Fixed
(0.124)% Annually, Pay Variable (0.518)%
(6M EURIBOR) Semi-Annually, 4/29/28 5,195 (9) — (9)
Total Foreign/Europe 11
Mexico (0.0)%
7 Year Interest Rate Swap, Receive Fixed
5.499% 28 Days, Pay Variable 4.748%
(MXIBTIIE) 28 Days, 5/4/27 100,000 (372) — (372)
Total Mexico (372)
Poland (0.0)%
2 Year Interest Rate Swap, Pay Fixed
0.934% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 6/28/23 47,328 19 — 19
2 Year Interest Rate Swap, Pay Fixed
0.940% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 6/28/23 56,241 21 — 21
2 Year Interest Rate Swap, Pay Fixed
0.956% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 6/29/23 84,031 26 — 26
5 Year Interest Rate Swap, Pay Fixed
2.427% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 10/19/22 105,000 (1,055) — (1,055)
10 Year Interest Rate Swap, Pay Fixed
0.945% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 10/26/30 12,000 287 — 287

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
1.355% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 2/11/31 7,785 124 — 124
10 Year Interest Rate Swap, Pay Fixed
1.710% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 12/19/29 12,500 61 1 60
10 Year Interest Rate Swap, Pay Fixed
1.775% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 10/22/29 5,882 15 1 14
10 Year Interest Rate Swap, Pay Fixed
1.780% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 10/22/29 4,118 10 1 9
10 Year Interest Rate Swap, Pay Fixed
1.803% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 11/5/29 2,089 4 — 4
10 Year Interest Rate Swap, Pay Fixed
1.820% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 11/5/29 2,088 4 1 3
10 Year Interest Rate Swap, Pay Fixed
1.860% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 11/7/29 2,057 2 — 2
10 Year Interest Rate Swap, Pay Fixed
1.950% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 5/4/31 5,800 22 — 22
10 Year Interest Rate Swap, Pay Fixed
3.158% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 2/14/28 14,790 (331) 1 (332)
Total Poland (796)
Total Centrally Cleared Interest Rate Swaps 657
Total Centrally Cleared Swaps 664
Net payments (receipts) of variation margin to date (327)
Variation margin receivable (payable) on centrally cleared swaps $ 337
* Credit ratings as of September 30, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/8/21 USD 9,288 KRW 10,601,738 $ 336
Bank of America 10/15/21 CNH 40,869 USD 6,319 12
Bank of America 10/15/21 RON 6,465 USD 1,549 (37)
Bank of America 10/15/21 USD 12,108 CNH 77,961 32
Bank of America 10/22/21 CAD 8,436 USD 6,664 (3)
Bank of America 10/22/21 JPY 178,934 USD 1,631 (23)
Bank of America 11/19/21 USD 4,832 SEK 41,898 45
Bank of America 12/17/21 USD 4,876 CNH 31,745 (17)
Bank of America 1/21/22 USD 6,273 CNH 40,870 (9)
Barclays Bank 10/8/21 IDR 65,952,030 USD 4,513 90
Barclays Bank 10/8/21 USD 296 INR 22,216 (3)
Barclays Bank 10/15/21 CNH 53,454 USD 8,269 11
Barclays Bank 1/21/22 USD 8,208 CNH 53,454 (8)
BNP Paribas 10/7/21 PEN 4,273 USD 1,113 (80)
BNP Paribas 10/8/21 USD 9,863 CLP 7,235,300 947
BNP Paribas 10/8/21 USD 7,366 KRW 8,722,518 —
BNP Paribas 10/15/21 HUF 827,471 USD 2,766 (101)
BNP Paribas 10/15/21 USD 6,048 CNH 38,980 10
BNP Paribas 10/15/21 USD 2,612 HUF 784,138 86
BNP Paribas 10/29/21 USD 6,568 EUR 5,552 134
BNP Paribas 12/2/21 USD 2,603 BRL 13,931 72
BNP Paribas 12/10/21 USD 12,834 CLP 9,954,251 637
BNP Paribas 1/21/22 KRW 8,722,518 USD 7,357 (2)
Citibank 10/8/21 KRW 20,602,323 USD 18,214 (817)
Citibank 10/15/21 USD 2,500 CZK 54,079 29
Citibank 10/15/21 USD 1,822 MXN 36,528 56
Citibank 10/15/21 USD 2,696 RSD 268,544 51
Citibank 10/15/21 USD 11,810 ZAR 162,631 1,032
Citibank 10/20/21 USD 18,526 ILS 60,370 (202)
Citibank 10/22/21 AUD 4,634 USD 3,427 (76)
Citibank 10/22/21 CAD 766 USD 613 (9)
Citibank 10/22/21 JPY 8,708,255 USD 79,222 (966)
Citibank 10/22/21 NZD 768 USD 536 (6)
Citibank 10/22/21 USD 508 AUD 691 8
Citibank 10/22/21 USD 2,595 JPY 285,957 25
Citibank 10/29/21 EUR 1,428 USD 1,689 (34)
Citibank 10/29/21 USD 630 EUR 537 8
Citibank 11/12/21 USD 2,689 RSD 268,544 44
Citibank 11/19/21 SEK 117,397 USD 13,607 (193)
Citibank 11/19/21 USD 2,884 GBP 2,083 77
Deutsche Bank 10/8/21 USD 3,216 IDR 47,232,818 (81)
Deutsche Bank 10/8/21 USD 7,345 KRW 8,451,412 208

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Deutsche Bank 10/22/21 CHF 10,307 USD 11,253 $ (188)
Deutsche Bank 10/29/21 USD 617 EUR 525 9
Deutsche Bank 11/12/21 USD 1,818 CZK 39,369 21
Goldman Sachs 10/8/21 IDR 142,183,284 USD 9,723 201
Goldman Sachs 10/8/21 TWD 88,004 USD 3,161 1
Goldman Sachs 10/8/21 USD 2,856 TWD 79,204 11
Goldman Sachs 10/15/21 CNH 27,226 USD 4,207 11
Goldman Sachs 10/15/21 USD 6,040 CNH 38,980 2
Goldman Sachs 10/22/21 USD 12,804 AUD 17,521 136
Goldman Sachs 12/2/21 USD 2,579 BRL 13,931 48
Goldman Sachs 12/17/21 USD 5,606 CNH 36,450 (12)
Goldman Sachs 1/21/22 USD 4,175 CNH 27,226 (9)
Goldman Sachs 1/21/22 USD 3,182 TWD 88,005 (2)
HSBC Bank 10/8/21 KRW 19,622,643 USD 17,291 (721)
HSBC Bank 10/8/21 RUB 642,177 USD 8,639 174
HSBC Bank 10/8/21 USD 360 INR 27,153 (6)
HSBC Bank 10/8/21 USD 18,044 KRW 21,177,926 161
HSBC Bank 10/8/21 USD 3,491 TWD 96,805 13
HSBC Bank 10/22/21 AUD 27,472 USD 20,132 (269)
HSBC Bank 10/22/21 JPY 47,470 USD 433 (6)
HSBC Bank 10/29/21 EUR 555 USD 652 (8)
HSBC Bank 10/29/21 USD 1,008 EUR 859 12
HSBC Bank 11/19/21 GBP 39,566 USD 54,702 (1,388)
HSBC Bank 12/9/21 THB 4,263 USD 131 (5)
HSBC Bank 12/10/21 USD 13,398 MYR 55,844 112
HSBC Bank 12/17/21 USD 10,525 CNH 68,378 (14)
HSBC Bank 1/21/22 KRW 14,537,531 USD 12,263 (6)
JPMorgan Chase 10/15/21 CZK 19,674 USD 905 (6)
JPMorgan Chase 10/15/21 DKK 5,386 USD 840 (1)
JPMorgan Chase 10/15/21 MXN 12,480 USD 619 (16)
JPMorgan Chase 10/15/21 USD 785 CNH 5,084 (3)
JPMorgan Chase 10/15/21 USD 1,479 CZK 32,152 10
JPMorgan Chase 10/20/21 ILS 1,584 USD 491 —
JPMorgan Chase 10/20/21 USD 596 ILS 1,909 4
JPMorgan Chase 10/22/21 AUD 961 USD 694 —
JPMorgan Chase 10/22/21 JPY 156,251 USD 1,423 (19)
JPMorgan Chase 10/22/21 USD 5,027 JPY 560,940 (13)
JPMorgan Chase 10/29/21 USD 409 EUR 346 8
JPMorgan Chase 11/12/21 USD 1,125 PLN 4,471 1
JPMorgan Chase 11/19/21 USD 1,059 GBP 785 1
JPMorgan Chase 12/17/21 CNH 23,315 USD 3,593 —
JPMorgan Chase 12/17/21 USD 3,137 CNH 20,400 (8)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Morgan Stanley 10/8/21 CLP 3,003,882 USD 3,697 $ 5
Morgan Stanley 10/8/21 USD 5,421 CLP 3,916,761 594
Morgan Stanley 10/22/21 JPY 148,165 USD 1,344 (13)
Morgan Stanley 10/22/21 NZD 4,633 USD 3,197 1
Morgan Stanley 10/22/21 USD 2,515 JPY 276,962 26
Morgan Stanley 10/29/21 USD 8,291 EUR 7,016 160
Morgan Stanley 12/10/21 USD 2,587 CLP 2,038,823 88
Morgan Stanley 1/7/22 USD 3,666 CLP 3,003,882 (5)
RBC Dominion Securities 10/22/21 USD 2,536 JPY 277,464 42
Standard Chartered 10/22/21 USD 781 JPY 85,858 10
Standard Chartered 12/17/21 USD 4,786 CNH 31,035 2
State Street 10/15/21 DKK 27,031 USD 4,315 (104)
State Street 10/15/21 MXN 405,595 USD 20,127 (521)
State Street 10/22/21 AUD 5,580 USD 4,112 (78)
State Street 10/22/21 CAD 52,422 USD 41,041 346
State Street 10/22/21 JPY 4,242,338 USD 38,602 (479)
State Street 10/22/21 NOK 19,509 USD 2,217 15
State Street 10/22/21 USD 3,670 CAD 4,675 (21)
State Street 10/22/21 USD 3,039 JPY 339,008 (7)
State Street 10/29/21 USD 1,859 EUR 1,568 42
State Street 12/17/21 USD 7,498 SGD 10,073 80
State Street 12/17/21 USD 1,283 ZAR 18,462 70
UBS Investment Bank 10/7/21 USD 1,032 PEN 4,273 (1)
UBS Investment Bank 10/8/21 CLP 6,230,909 USD 7,763 (85)
UBS Investment Bank 10/8/21 KRW 14,543,641 USD 12,870 (589)
UBS Investment Bank 10/8/21 RUB 417,490 USD 5,595 134
UBS Investment Bank 10/8/21 USD 7,075 CLP 5,091,790 800
UBS Investment Bank 10/8/21 USD 14,576 RUB 1,059,667 35
UBS Investment Bank 10/15/21 CNH 39,456 USD 6,095 17
UBS Investment Bank 10/15/21 CZK 228,921 USD 10,676 (217)
UBS Investment Bank 10/15/21 HUF 573,589 USD 1,903 (55)
UBS Investment Bank 10/15/21 USD 931 HUF 278,671 33
UBS Investment Bank 10/22/21 USD 3,669 CAD 4,675 (22)
UBS Investment Bank 10/22/21 USD 1,070 JPY 116,992 18
UBS Investment Bank 10/29/21 EUR 65,913 USD 77,877 (1,485)
UBS Investment Bank 10/29/21 USD 9,502 EUR 8,091 125
UBS Investment Bank 11/12/21 CZK 228,921 USD 10,695 (247)
UBS Investment Bank 11/12/21 PLN 24,794 USD 6,382 (149)
UBS Investment Bank 11/12/21 USD 2,316 CZK 50,266 22
UBS Investment Bank 12/9/21 THB 13,939 USD 431 (19)
UBS Investment Bank 12/10/21 COP 7,033,805 USD 1,852 (13)
UBS Investment Bank 1/7/22 PEN 4,273 USD 1,029 —

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 1/7/22 USD 6,955 CLP 5,632,280 $ 71
UBS Investment Bank 1/21/22 RUB 1,059,667 USD 14,304 (48)
UBS Investment Bank 1/21/22 USD 6,050 CNH 39,456 (14)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (1,917)

T. ROWE PRICE International Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 4 Euro BTP contracts 12/21 704 $ (9)
Short, 80 Euro BUND contracts 12/21 (15,737) 194
Short, 56 Euro BUXL thirty year bond contracts 12/21 (13,190) 387
Long, 84 Euro OAT contracts 12/21 16,147 (277)
Short, 119 Euro SCHATZ contracts 12/21 (15,467) 12
Short, 112 Long Gilt contracts 12/21 (18,886) 117
Long, 174 Republic of South Korea ten year bond
contracts 12/21 18,254 (302)
Long, 215 Republic of South Korea three year bond
contracts 12/21 19,866 (43)
Short, 47 Ultra U.S. Treasury Notes ten year contracts 12/21 (6,827) 134
Net payments (receipts) of variation margin to date (127)
Variation margin receivable (payable) on open futures contracts $ 86

T. ROWE PRICE International Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ — $ — $ 12
T. Rowe Price Short-Term Fund, 0.07% — — —++
Totals $ —# $ — $ 12+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 32,779  ¤  ¤ $ 31,065
T. Rowe Price Short-Term Fund,
0.07% 8,147  ¤  ¤ 11,486
Total $ 42,551^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $12 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $42,551.

T. ROWE PRICE International Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Bond Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE International Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.

T. ROWE PRICE International Bond Fund

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE International Bond Fund

F76-054Q3 09/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,186,983 $ — $ 1,186,983
Short-Term Investments 31,065 49,926 — 80,991
Securities Lending Collateral 11,486 — — 11,486
Options Purchased — 4 — 4
Total Securities 42,551 1,236,913 — 1,279,464
Swaps* — 2,672 — 2,672
Forward Currency Exchange
Contracts — 7,622 — 7,622
Futures Contracts* 844 — — 844
Total $ 43,395 $ 1,247,207 $ — $ 1,290,602
Liabilities
Options Written $ — $ 127 $ — $ 127
Swaps* — 1,784 — 1,784
Forward Currency Exchange
Contracts — 9,539 — 9,539
Futures Contracts* 631 — — 631
Total $ 631 $ 11,450 $ — $ 12,081
1
Includes Corporate Bonds, Government Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.